SUBSEQUENT EVENTS (Detail Textuals) (Subsequent Event)	1 Months Ended
	Apr. 17, 2015 USD ($)	Apr. 17, 2015 CAD
Subsequent Event [Line Items]
Purchase price for debt settlement of principal amount plus accrued interest	$ 115,817	142,000
Collection costs	$ 28,546	35,000